OTHER ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 550,795	€ 620,383
Deferred tax assets		169,891	259,092
Prepaid income taxes		381,521	282,275
Assets acquired through foreclosure proceedings		194,160	184,790
Brokerage auxiliary funds		8,945	10,156
Private equity: Investees Assets		89,961	127,150
Prepaid expenses		168,401	139,105
Advances to employees		16,126	17,826
Unlisted equity securities		116,795	101,070
Hellenic Deposit and Investment Guarantee Fund		344,903	288,090
Receivables from Greek State		449,885	361,204
Checks and credit card transactions under settlement		211,166	176,312
Securities transactions under settlement		0	9,177
Trade and other receivables		132,374	113,256
Other		507,234	544,924
Total	4,367,121	3,342,157	3,234,810
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		30
Impairment for receivables from Greek State		24,572	39,400
Insurance related assets		€ 306,310	€ 295,712